Cover Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	ADAMAS TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32216
Entity Tax Identification Number	47-0934168
Entity Address, Address Line One	90 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	792-0107
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001273685
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ADAM
Security Exchange Name	NASDAQ
8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	ADAMN
Security Exchange Name	NASDAQ
7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	7.875% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	ADAMM
Security Exchange Name	NASDAQ
6.875% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	6.875% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	ADAML
Security Exchange Name	NASDAQ
7.000% Series G Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Document Information [Line Items]
Title of 12(b) Security	7.000% Series G Cumulative Redeemable Preferred Stock, par value $0.01 per share, $25.00 Liquidation Preference
Trading Symbol	ADAMZ
Security Exchange Name	NASDAQ
9.125% Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes due 2029
Trading Symbol	ADAMI
Security Exchange Name	NASDAQ
9.125% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	9.125% Senior Notes due 2030
Trading Symbol	ADAMG
Security Exchange Name	NASDAQ
9.875% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	9.875% Senior Notes due 2030
Trading Symbol	ADAMH
Security Exchange Name	NASDAQ
9.250% Senior Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	9.250% Senior Notes due 2031
Trading Symbol	ADAMO
Security Exchange Name	NASDAQ
9.600% Senior Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	9.600% Senior Notes due 2031
Trading Symbol	ADAMK
Security Exchange Name	NASDAQ